BORROWINGS (Parenthetical) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
China Construction Bank [Member]
Short-term Debt [Line Items]
Debt Instrument, Interest Rate, Stated Percentage		4.57%
Debt Instrument, Maturity Date		Dec. 30, 2016
China Minsheng Bank [Member]
Short-term Debt [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	5.00%
Debt Instrument, Maturity Date		Jun. 23, 2017
Debt Instrument, Collateral Amount		¥ 21,181
Bank of Beijing [Member]
Short-term Debt [Line Items]
Debt Instrument, Interest Rate, Stated Percentage		5.22%
Debt Instrument, Maturity Date		Apr. 18, 2017
Bank of Communications [Member]
Short-term Debt [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	6.41%	5.87%
Debt Instrument, Maturity Date	Nov. 18, 2017	May 18, 2017
Agricultural Bank of China [Member]
Short-term Debt [Line Items]
Debt Instrument, Maturity Date		Dec. 25, 2016
Line of Credit Facility, Maximum Borrowing Capacity		¥ 41,000,000
Bank of China [Member]
Short-term Debt [Line Items]
Debt Instrument, Interest Rate, Stated Percentage		4.99%
Debt Instrument, Maturity Date		Oct. 08, 2016
China Merchants Bank [Member]
Short-term Debt [Line Items]
Debt Instrument, Interest Rate, Stated Percentage		2.38%
Debt Instrument, Maturity Date		Dec. 29, 2016
Shanghai Pudong Development Bank [Member]
Short-term Debt [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	6.18%	6.18%
Debt Instrument, Maturity Date	Dec. 08, 2017	Dec. 08, 2017
Beijing Agriculture Finance Leasing, LLC. [Member]
Short-term Debt [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	10.35%
Debt Instrument, Maturity Date	Dec. 29, 2020
Minimum [Member]
Short-term Debt [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	10.35%
Minimum [Member] | Agricultural Bank of China [Member]
Short-term Debt [Line Items]
Debt Instrument, Interest Rate, Stated Percentage		5.23%
Maximum [Member]
Short-term Debt [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	4.57%
Maximum [Member] | Agricultural Bank of China [Member]
Short-term Debt [Line Items]
Debt Instrument, Interest Rate, Stated Percentage		7.04%